Accounting Principles - Fair value measurement (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Foreign currency forwards contract
Financial liabilities	€ 91,784	€ 63,760	€ 27,701
Financial assets	41,706	90,014	102,972
Financial liabilities carried at fair value through profit or loss
Foreign currency forwards contract
Financial liabilities	10,265	9,876
Financial assets carried at fair value through profit or loss
Foreign currency forwards contract
Financial assets			8,829
Level 1 | Financial assets carried at fair value through profit or loss
Foreign currency forwards contract
Financial assets			8,829
Level 1 | Financial assets carried at fair value through profit or loss | Term deposits
Foreign currency forwards contract
Financial assets			€ 8,829
Level 3 | Financial liabilities carried at fair value through profit or loss
Foreign currency forwards contract
Financial liabilities	10,265	9,876
Level 3 | Financial liabilities carried at fair value through profit or loss | Long-term financial debt - derivatives
Foreign currency forwards contract
Financial liabilities	€ 10,265	€ 9,876